Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2060 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2060 Fund
Bar Chart Table:
Annual Return 2019	26.35%
Annual Return 2020	17.77%
Annual Return 2021	16.25%
Annual Return 2022	(19.09%)